Note 48 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management (Tables)	6 Months Ended
Jun. 30, 2020
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Remuneration For Non Executive Directors Explanatory
Remuneration for non-executive directors (thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
José Miguel Andrés Torrecillas	64	28	33	36	-	58	-	25	244
Jaime Caruana Lacorte	64	83	83	53	-	-	-	-	284
Raúl Galamba de Oliveira (2)	43	-	-	18	-	-	11	-	71
Belén Garijo López	64	-	33	-	54	23	-	-	174
Sunir Kumar Kapoor	64	-	-	-	-	-	21	-	86
Lourdes Máiz Carro	64	-	33	-	21	-	-	-	119
José Maldonado Ramos	64	83	-	-	-	23	-	-	171
Ana Peralta Moreno	64	-	33	-	21	-	-	-	119
Juan Pi Llorens	64	-	-	107	-	23	21	40	256
Ana Revenga Shanklin (2)	32	-	-	18	-	-	-	-	50
Susana Rodríguez Vidarte	64	83	-	53	-	23	-	-	224
Carlos Salazar Lomelín (2)	32	-	-	-	7	-	-	-	39
Jan Verplancke	64	-	-	-	7	-	21	-	93
Total (3)	751	278	215	285	111	150	75	65	1,930

Remuneration Of Executive Directors Explanatory
Fixed remuneration (thousands of Euros)

Chairman	1,227
Chief Executive Officer (1)	1,090
Total	2,316

Variable remuneration corresponding to previous financial years (1)
	In cash(thousands of euro)	In shares

Chairman	1,292	215,628
Chief Executive Officer	775	144,578
Total	2,067	360,206

Executive directors (thousands of Euros)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Chairman	836	189	21,353
Chief Executive Officer	-	126	-
Total	836	315	21,353

Disclosure Of Remuneration For Members of the Senior Management Explanatory
Fixed remuneration (thousands of Euros)

Senior Management total	7,444

Variable remuneration corresponding to previous financial years (1)
	In cash (1)(thousands of euro)	In shares (1)

Senior Management total	2,832	465,709

Senior Management (thousands of Euros)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Senior Management total*	1,487	517	20,613

Number Of Shares Explanatory
	Theoretical shares allocated in 2020	Theoretical shares accumulated as of June 30, 2020
José Miguel Andrés Torrecillas	20,252	75,912
Jaime Caruana Lacorte	22,067	31,387
Belén Garijo López	14,598	62,126
Sunir Kumar Kapoor	7,189	22,915
Lourdes Máiz Carro	10,609	44,929
José Maldonado Ramos	14,245	108,568
Ana Peralta Moreno	10,041	15,665
Juan Pi Llorens	20,676	92,817
Susana Rodríguez Vidarte	18,724	141,138
Jan Verplancke	7,189	12,392
Total (1)	145,590	607,849